Vessel Operating and Voyage Expenses (Details) - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2018
Vessel Operating Expenses [Abstract]
Crew and related costs	$ 239,610		$ 609,549	$ 983,985
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	124,354		323,322	415,306
Lubricants	19,750		104,410	95,835
Insurance	31,869		75,321	133,090
Tonnage taxes	8,583		33,429	40,345
Other	8,378		48,964	59,209
Total vessel operating expenses	432,544	$ 601,787	1,194,995	1,727,770
Voyage Expenses [Abstract]
Brokerage commissions	14,375		51,735	90,194
Port & other expenses	5,181		59,287	57,042
Gain on bunkers	0		(30,169)	(109,863)
Total voyage expenses	$ 19,556	$ 28,440	$ 80,853	$ 37,373